STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 12, 2007

FOR THE REORGANIZATION
OF
CATHOLIC EQUITY FUND
(A SERIES THE CATHOLIC FUNDS, INC.)
INTO

AVE MARIA RISING DIVIDEND FUND

(A SERIES OF SCHWARTZ INVESTMENT TRUST)

SCHWARTZ INVESTMENT TRUST
3707 West Maple Road
Suite 100
Bloomfield Hills, MI 48301
1-888-726-9331

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus, dated March 12, 2007, relating to the reorganization (the "Reorganization") of the Catholic Equity Fund (the "Catholic Equity Fund"), a mutual fund series of The Catholic Funds, Inc. ("CFI"), into the Ave Maria Rising Dividend Fund (the "Ave Maria Fund"), a mutual fund series of Schwartz Investment Trust (the "Schwartz Investment Trust").

In connection with the Reorganization, the Ave Maria Fund will acquire substantially all of the assets of the Catholic Equity Fund and assume the Catholic Equity Fund's liabilities that are reflected in the computation of its net asset value and certain other ordinary operating expenses. In exchange, the Ave Maria Fund will issue to the Catholic Equity Fund shares of the Ave Maria Fund having an aggregate net asset value equal to the aggregate value of the assets (net of the liabilities) transferred to the Ave Maria Fund by the Catholic Equity Fund. The Catholic Equity Fund will distribute the shares of the Ave Maria Fund so received to its shareholders on a pro rata basis, and the Catholic Equity Fund subsequently will cease operations and CFI will be dissolved under the Maryland General Corporation Law.

As a result of the Reorganization, shareholders of the Catholic Equity Fund will become shareholders of the Ave Maria Fund. The aggregate net asset value of the shares of the Ave Maria Fund received by each shareholder of the Catholic Equity Fund in the Reorganization will be equal, immediately following the Reorganization, to the aggregate net asset value of the shares of the Catholic Equity Fund held by such shareholder immediately prior to the Reorganization. The Reorganization is structured to qualify as a tax-free reorganization within the meaning of the Internal Revenue Code, so that it will be tax-free to the Catholic Equity Fund shareholders.

The information otherwise required to be set forth in this Statement of Additional Information is included in:

•
The Statement of Additional Information of the Ave Maria Fund, dated May 1, 2006, as supplemented (the "Ave Maria Fund SAI") filed with the SEC on April 28, 2006 as Post-Effective Amendments No. 21 to the Schwartz Investment Trust's Registration Statement on Form N-1A (1933 Act Registration No. 033-51626; 1940 Act File No. 811-07148);

•
The Statement of Additional Information of the Catholic Equity Fund, dated February 1, 2007 (the "Catholic Equity Fund SAI") filed with the SEC on January 31, 2007 as Post-Effective Amendments No. 12 to CFI's Registration Statement on Form N-1A (1933 Act Registration No. 333-69803; 1940 Act File No. 811-09177) ;

•
The Annual Report to Shareholders of the Ave Maria Fund for the year ended December 31, 2006, filed with the SEC on March 2, 2007 on Form N-CSR (1940 Act File No. 811-07148) (the "Ave Maria Shareholder Report"); and

•
The Annual Report to Shareholders of the Catholic Equity Fund for the year ended September 30, 2006 (the "CFI Shareholder Report") filed with the SEC on December 5, 2006 on Form N-CSR (1940 Act File No. 811-09177).

The Ave Maria Fund SAI, the Catholic Equity Fund SAI, the Ave Maria Shareholder Report and the CFI Shareholder Report are incorporated by reference herein.

A copy of the Proxy Statement/Prospectus, the Prospectus of the Ave Maria Fund, dated May 1, 2006, the Ave Maria Fund SAI and the Ave Maria Shareholder Report may be obtained free of charge by writing to Schwartz Investment Counsel, at 3707 West Maple Road, Suite 100, Bloomfield Hills, Michigan 48301, or by calling 1-888-726-9331. A copy of the Prospectus of the Catholic Equity Fund, dated February 1, 2006, the Catholic Equity Fund SAI and the CFI Shareholder Report may be obtained free of charge by writing to CFSC, 1100 West Wells Street, Milwaukee, Wisconsin 53233, or by calling 1-877-222-2402.

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TABLE OF CONTENTS
Page
ADDITIONAL INFORMATION ABOUT SCHWARTZ INVESTMENT TRUST AND THE AVE MARIA FUND	1

ADDITIONAL INFORMATION ABOUT THE CATHOLIC FUNDS, INC. AND THE CATHOLIC EQUITY FUND	1

HISTORICAL FINANCIAL STATEMENTS	1

PRO FORMA FINANCIAL STATEMENTS	2

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ADDITIONAL INFORMATION ABOUT SCHWARTZ INVESTMENT TRUST AND
THE AVE MARIA FUND

For additional information about Ave Maria Trust and the Ave Maria Fund, please see the Ave Maria Fund SAI, which is incorporated by reference herein.

ADDITIONAL INFORMATION ABOUT CFI AND THE CATHOLIC EQUITY FUND

For additional information about CFI and the Catholic Equity Fund, please see the Catholic Equity Fund SAI, which is incorporated by reference herein.

HISTORICAL FINANCIAL STATEMENTS

Ave Maria Fund

The following audited historical financial statements and notes thereto of the Ave Maria Fund, together with the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference from the Ave Maria Shareholder Report for the year ended December 31, 2006:

1.	Statement of Assets and Liabilities for the Ave Maria Fund as of December 31, 2006;

2.	Statement of Operations for the Ave Maria Fund for the year ended December 31, 2006;

3.	Statement of Changes in Net Assets for the Ave Maria Fund for year ended December 31, 2006 and the period from May 2, 2005 (commencement of operations) through December 31, 2005;

4.	Schedule of Investments of the Ave Maria Fund as of December 31, 2006;

5.	Financial Highlights for the Ave Maria Fund for the period from May 2, 2005 (commencement of operations) through December 31, 2005 and the year ended December 31, 2006; and

6.	Notes to Financial Statements.

Catholic Equity Fund

The following audited historical financial statements and notes thereto of the Catholic Equity Fund, together with the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference from the Catholic Equity Fund's Annual Report to Shareholders for the year ended September 30, 2006:

1.	Statement of Assets and Liabilities for the Catholic Equity Fund as of September 30, 2006;

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2.	Statement of Operations for the Catholic Equity Fund for the year ended September 30, 2006;

3.	Statements of Changes in Net Assets for the Catholic Equity Fund for the years ended September 30, 2006 and September 30, 2005;

4.	Schedule of Investments of the Catholic Equity Fund as of September 30, 2006;

5.
Financial Highlights for the Catholic Equity Fund for the years ended September 30, 2006, 2005, 2004, and 2003 and for the period from April 3, 2002 (commencement of operations) through September 30, 2002; and

6.	Notes to Financial Statements.

PRO FORMA FINANCIAL STATEMENTS

The Catholic Equity Fund and the Ave Maria Fund have entered into a Reorganization Agreement, whereby the Catholic Equity Fund will be reorganized into the Ave Maria Fund. If the Reorganization is approved by shareholders of the Catholic Equity Fund, the Ave Maria Fund will acquire substantially all of the assets of the Catholic Equity Fund and assume the Catholic Equity Fund's liabilities which are reflected in the computation of its net asset value and other ordinary operating liabilities of the Catholic Equity Fund, but only such liabilities. In exchange, the Ave Maria Fund will issue to the Catholic Equity Fund shares of the Ave Maria Fund having an aggregate net asset value equal to the aggregate value of the Catholic Equity Fund assets so transferred, less the Catholic Equity Fund liabilities so assumed. Shares of the Ave Maria Fund received by the Catholic Equity Fund in the transaction will then be distributed pro rata to shareholders of the Catholic Equity Fund, the Catholic Equity Fund's operations will be discontinued and The Catholic Funds, Inc. will be permanently dissolved.

Set forth below are the following unaudited, pro forma financial statements:

1.
Unaudited Pro Forma Combining Statement of Assets and Liabilities for the Ave Maria Fund and the Catholic Equity Fund as of December 31, 2006 (assuming the Reorganization had been consummated on such date);

2.
Unaudited Pro Forma Combining Statement of Operations for the Ave Maria Fund and the Catholic Equity Fund for the year ended December 31, 2006 (assuming the Reorganization had been consummated on January 1, 2006);

3.	Unaudited Pro Forma Combining Schedule of Investments of the Ave Maria Fund and the Catholic Equity Fund as of December 31, 2006, (assuming the Reorganization had been consummated on such date); and

4.	Notes to Combining Pro Forma Financial Statements for the Ave Maria Fund and the Catholic Equity Fund (Unaudited).

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These unaudited pro forma financial statements show you how the Reorganization may have affected the historical financial statements of the Funds had the Reorganization occurred on the dates indicated above. These unaudited pro forma financial statements should be read in conjunction with, and are qualified in their entirety by, the historical financial statements of the Ave Maria Fund and the Catholic Equity Fund incorporated by reference into this Statement of Additional Information. These unaudited pro forma financial statements are intended for information purposes only, and are not necessarily indicative of the future financial position or future results of the Ave Maria Fund.

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Ave Maria Rising Dividend Fund
Unaudited Pro Forma Combining Statement
of Assets and Liabilities as of
December 31, 2006

Ave Maria Rising Dividend Fund / Catholic Equity Fund
Proforma Combined Statement of Assets and Liablilities
December 31, 2006 (Unaudited)

	Ave Maria Rising Dividend Fund	Catholic Equity Fund	Adjustments	Proforma Combined

ASSETS
Investment securities:
At historical cost	$32,083,382	$50,937,542	$-	$83,020,924
At market value	$35,486,022	$62,116,805	$-	$97,602,827
Receivable for capital shares sold	31,302	7,199	-	38,501
Receivable from Adviser	-	-	-	-
Dividends and interest receivable	65,132	102,083	-	167,215
Other assets	8,537	58,605	-	67,142
TOTAL ASSETS	35,590,993	62,284,692	-	97,875,685
LIABILITIES
Dividends payable	-	-	-	-
Payable for investment securities purchased	420,299	1,863	-	422,162
Payable for capital shares redeemed	30,053	1,247	-	31,300
Payable to Adviser	74,707	-	-	74,707
Payable to affiliate	4,400	-	-	4,400
Accrued distribution fees	-	-	-	-
Other accrued expenses	10,429	133,340	-	143,769
TOTAL LIABILITIES	539,888	136,450	-	676,338
NET ASSETS	$35,051,105	$62,148,242	$-	$97,199,347
NET ASSETS CONSIST OF:
Paid-in capital	$31,648,372	$52,212,545	$-	$83,860,917
Accumulated net investment income	-	(119,734)	-	(119,734)
Accumulated net realized gains (losses)
from security transactions	93	(1,124,202)	-	(1,124,109)

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Ave Maria Rising Dividend Fund / Catholic Equity Fund
Proforma Combined Statement of Assets and Liablilities
December 31, 2006 (Unaudited)

	Ave Maria Rising Dividend Fund	Catholic Equity Fund	Adjustments	Proforma Combined
Net unrealized appreciation on
Investments	3,402,640	11,179,263	-	14,581,903
Futures Contracts	-	370	-	370
NET ASSETS	$35,051,105	$62,148,242	$-	$97,199,347
Shares of beneficial interest outstanding
(unlimited number of shares authorized,
no par value)	2,902,503	5,405,859	(261,137)	8,047,225
Net asset value, offering price and redemption
price per share	$12.08	$11.50	$-	$12.08
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares		$13,870,943
Shares authorized ($0.001 par value) (a)		100,000,000
Shares issued and outstanding		1,206,791
Net asset value, redemption price and minimum
offering price per share		$11.49
Maximum offering price per share ($11.49/0.95)		$12.10
PRICING OF CLASS D SHARES
Net assets applicable to Class D shares		$9,991
Shares authorized ($0.001 par value) (a)		100,000,000
Shares issued and outstanding		918
Net asset value, redemption price and offering
price per share		$10.88
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares		$48,267,308
Shares authorized ($0.001 par value) (a)		100,000,000
Shares issued and outstanding		4,198,149
Net asset value, redemption price and offering
price per share		$11.50

(a)  Represents authorized shares of the Fund. Authorized shares are not allotted to the separate classes.

See notes to financial statements.

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Ave Maria Rising Dividend Fund
Unaudited Pro Forma Combining Statement of Operations
for the Year Ended December 31, 2006

Ave Maria Rising Dividend Fund / Catholic Equity Fund
Proforma Combined Statement of Operations
For the Year Ended December 31, 2006 (Unaudited)

	Ave Maria Rising Dividend Fund	Catholic Equity Fund	Adjustments	Proforma Combined

INVESTMENT INCOME
Dividend	$736,655	$1,121,116	$-	$1,857,771
Interest	22,961	9,666	-	32,627
Other	-	3,415	-	3,415
Total Income	759,616	1,134,197	-	1,893,813
EXPENSES
Investment advisory fees	229,848	288,685	144,343	662,876
Administration, accounting and
transfer agent fees	49,354	127,549	44,328	221,231
Legal and audit fees	30,617	141,190	-	171,807
Postage and supplies	19,453	-	-	19,453
Trustees’ fees and expenses	25,177	10,969	(10,969)	25,177
Registration fees - Common	22,674	36,385	-	59,059
Custodian fees	6,367	46,420	-	52,787
Insurance expense	3,139	27,249	-	30,388
Reports to shareholders	3,076	39,698	-	42,774
Compliance service fees	2,787	-	-	2,787
Advisory board fees and expenses	4,650	-	-	4,650
Advocacy expenses	-	38,622	(38,622)	-
Distribution fees - Class A	-	31,559	(31,559)	-
Distribution fees - Class D	-	76	(76)	-
Other expenses	5,733	10,067	-	15,800
TOTAL EXPENSES	402,875	798,469	107,445	1,308,789
Less fees waived and/or expenses
reimbursed by the Adviser:	(19,794)	(431,058)	246,856	(203,997)
NET EXPENSES	383,081	367,411	354,301	1,104,793

NET INVESTMENT INCOME	376,535	766,786	(354,301)	789,021

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REALIZED AND UNREALIZED GAIN
(LOSSES) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	748,365	3,682,006	-	4,430,371
Futures contracts	-	8,826	-	8,826
Net realized gain from in-kind redemptions	1,733,646	-	-	1,733,646
Net change in unrealized appreciation
(depreciation) on:
Security transactions	2,332,107	11,991,416	-	14,323,523
Futures contracts	-	10,095	-	10,095

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	4,814,118	15,692,343	-	20,506,461

NET INCREASE IN NET
ASSETS FROM OPERATIONS	$5,190,653	$16,459,129	$(354,301)	$21,295,482

See notes to financial statements.

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Ave Maria Rising Dividend Fund
Unaudited Pro Forma Combining Schedule of
Investments as of December 31, 2006

Ave Maria Fund Number of Shares	Catholic Equity Fund Number of Shares	Proforma Combined Number of Shares		Ave Maria Fund Market Value	Catholic Equity Fund Market Value	Proforma Combined Market Value
			COMMON STOCKS — 99.2%

			AEROSPACE & DEFENSE — 0.5%
7,000		7,000	General Dynamics Corporation	$520,450	$-	$520,450

			BUILDING MATERIALS & CONSTRUCTION — 1.8%
38,000		38,000	Masco Corporation	1,135,060		1,135,060
17,500		17,500	Pulte Homes, Inc.	579,600		579,600
				1,714,660		1,714,660
			BUSINESS SERVICES — 2.7%
28,500		28,500	Diebold, Incorporated	1,328,100		1,328,100
100,000		100,000	ServiceMaster Company (The)	1,311,000		1,311,000
				2,639,100		2,639,100
			CONSUMER - DURABLES — 9.3%
	2,580	2,580	Carnival Corporation (b) *		126,549	126,549
	16,810	16,810	Comcast Corporation - Class A (a) *		711,567	711,567
	1,705	1,705	Darden Restaurants, Inc. *		68,490	68,490
	5,450	5,450	The Goodyear Tire & Rubber Company (a)		114,395	114,395
	2,780	2,780	Harley-Davidson, Inc.		195,907	195,907
	17,530	17,530	The Home Depot, Inc. *		704,005	704,005
	738	738	Idearc, Inc. (a)		21,144	21,144
	4,860	4,860	J.C. Penney Company, Inc. - Holding Company *		375,970	375,970
	3,470	3,470	Jack in the Box, Inc. (a)		211,809	211,809
	1,730	1,730	Kohl's Corporation (a)		118,384	118,384
41,000		41,000	Leggett & Platt, Inc.	979,900		979,900
	5,610	5,610	Limited Brands *		162,353	162,353
	5,540	5,540	Lowe's Companies, Inc. *		172,571	172,571
	1,490	1,490	Marriott International, Inc. - Class A *		71,103	71,103
	2,180	2,180	McDonald's Corporation *		96,639	96,639
	10,065	10,065	Newell Rubbermaid Inc.		291,382	291,382
	11,135	11,135	News Corporation - Class A *		239,180	239,180
	1,690	1,690	OfficeMax Inc.		83,908	83,908
	2,370	2,370	Omnicom Group Inc. *		247,760	247,760
25,000		25,000	Polaris Industries, Inc.	1,170,750		1,170,750
	3,870	3,870	Rent-A-Center, Inc. (a)		114,204	114,204
	2,580	2,580	Starbucks Corporation (a) *		91,384	91,384
	2,550	2,550	Target Corporation *		145,477	145,477
12,000		12,000	Thor Industries, Inc.	527,880		527,880
	32,230	32,230	Time Warner Inc. *		701,969	701,969
	3,960	3,960	The TJX Companies, Inc.		112,939	112,939
	2,955	2,955	TRW Automotive Holdings Corp. (a)		76,446	76,446
	1,775	1,775	Univision Communications Inc. - Class A (a) *		62,870	62,870

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Ave Maria Fund Number of Shares	Catholic Equity Fund Number of Shares	Proforma Combined Number of Shares	Ave Maria Fund Market Value	Catholic Equity Fund Market Value	Proforma Combined Market Value
	3,870	3,870	Vail Resorts, Inc. (a)		173,453	173,453
	5,560	5,560	Viacom Inc (a) *		228,127	228,127
	10,310	10,310	The Walt Disney Company *		353,324	353,324
	2,380	2,380	Whirlpool Corporation *		197,588	197,588
	1,410	1,410	Wyndham Worldwide Corp. (a)		45,148	45,148
				2,678,530	6,316,045	8,994,575
			CONSUMER - NONDURABLES — 9.9%
	12,500	12,500	Altria Group, Inc. *		1,072,750	1,072,750
	1,690	1,690	Anheuser-Busch Companies, Inc. *		83,148	83,148
	1,880	1,880	Archer-Daniels-Midland Company		60,085	60,085
	17,455	17,455	The Coca-Cola Company *		842,204	842,204
	1,290	1,290	Colgate-Palmolive Company *		84,160	84,160
	6,740	6,740	ConAgra Foods, Inc.		181,980	181,980
	3,600	3,600	CVS Corporation *		111,276	111,276
25,000		25,000	Hormel Foods Corporation	933,500		933,500
20,000		20,000	J.M. Smucker Company (The)	969,400		969,400
15,000	4,995	19,995	Kellogg Company	750,900	250,050	1,000,950
	1,290	1,290	Kimberly-Clark Corporation *		87,655	87,655
	24,460	24,460	The Kroger Co. *		564,292	564,292
	2,680	2,680	Longs Drug Stores Corp. *		113,578	113,578
	6,840	6,840	The Pepsi Bottling Group, Inc. *		211,424	211,424
	9,555	9,555	PepsiCo, Inc. *		597,665	597,665
	16,676	16,676	The Procter & Gamble Company *		1,071,767	1,071,767
	6,640	6,640	Safeway Inc. *		229,478	229,478
12,000		12,000	Sherwin-Williams Company (The)	762,960		762,960
	11,445	11,445	Wal-Mart Stores, Inc. *		528,530	528,530
				3,416,760	6,090,042	9,506,802
			CONSUMER - RETAIL — 1.5%
32,000		32,000	Cato Corporation - Class A (The)	733,120		733,120
25,000		25,000	Ross Stores, Inc.	732,500		732,500
				1,465,620		1,465,620
			ENERGY & MINING — 6.9%
	6,240	6,240	Anadarko Petroleum Corporation		271,565	271,565
	15,880	15,880	ChevronTexaco Corporation *		1,167,656	1,167,656
	7,234	7,234	ConocoPhillips		520,486	520,486
	1,485	1,485	Devon Energy Corporation		99,614	99,614
10,000	28,560	38,560	Exxon Mobil Corporation	766,300	2,188,553	2,954,853
	4,860	4,860	Halliburton Company		150,903	150,903
	3,170	3,170	Hess Corp.		157,137	157,137
	1,090	1,090	National-Oilwell Varco Inc. (a)		66,686	66,686
	5,150	5,150	Occidental Petroleum Corporation		251,475	251,475
	8,680	8,680	Schlumberger Limited (b) *		548,229	548,229
	3,075	3,075	Valero Energy Corporation		157,317	157,317
	3,780	3,780	Veritas DGC, Inc. (a) *		323,681	323,681
				766,300	5,903,302	6,669,602

SAI-9

Ave Maria Fund Number of Shares	Catholic Equity Fund Number of Shares	Proforma Combined Number of Shares	Ave Maria Fund Market Value	Catholic Equity Fund Market Value	Proforma Combined Market Value
			FINANCE - BANKS & THRIFTS — 19.2%
	8,900	8,900	American Express Company *		539,963	539,963
	7,110	7,110	American Financial Group Inc.		255,320	255,320
	19,770	19,770	American International Group, Inc. *		1,416,718	1,416,718
	3,085	3,085	Ameriprise Financial Inc.		168,132	168,132
	3,470	3,470	Aon Corporation *		122,630	122,630
	15,490	15,490	Bank of America Corporation *		827,011	827,011
	3,460	3,460	The Bank of New York Company, Inc. *		136,220	136,220
25,000		25,000	BB&T Corporation	1,098,250		1,098,250
	1,360	1,360	The Bear Stearns Companies Inc. *		221,381	221,381
	4,260	4,260	Boston Properties, Inc.		476,609	476,609
	2,230	2,230	CapitalSource, Inc.		60,901	60,901
	38,630	38,630	Citigroup Inc.		2,151,691	2,151,691
32,500		32,500	Citizens Republic Bancorp	861,250		861,250
	3,670	3,670	Commerce Group, Inc. *		109,182	109,182
	2,913	2,913	Countrywide Financial Corporation *		123,657	123,657
	3,270	3,270	Duke Realty Corp.		133,743	133,743
	5,445	5,445	Fannie Mae *		323,379	323,379
	3,370	3,370	The Goldman Sachs Group, Inc. *		671,809	671,809
	22,030	22,030	JPMorgan Chase & Co. *		1,064,049	1,064,049
	11,890	11,890	KeyCorp *		452,177	452,177
	5,150	5,150	Lehman Brothers Holdings Inc. *		402,318	402,318
	590	590	Lincoln National Corporation *		39,176	39,176
	8,220	8,220	Loews Corporation *		340,883	340,883
	2,380	2,380	Merrill Lynch & Co., Inc. *		221,578	221,578
	1,490	1,490	MetLife, Inc. *		87,925	87,925
	3,470	3,470	MoneyGram International, Inc.		108,819	108,819
	3,270	3,270	Morgan Stanley *		266,276	266,276
	12,310	12,310	Principal Financial Group, Inc. *		722,597	722,597
	2,180	2,180	Prudential Financial, Inc. *		187,175	187,175
	1,755	1,755	Realogy Corp. (a)		53,212	53,212
	2,926	2,926	The St. Paul Travelers Companies, Inc. *		157,097	157,097
38,000		38,000	Synovus Financial Corporation	1,171,540		1,171,540
45,000		45,000	TCF Financial Corporation	1,233,900		1,233,900
	20,850	20,850	U.S. Bancorp *		754,562	754,562
	13,839	13,839	Wachovia Corporation *		788,131	788,131
	21,180	21,180	Wells Fargo & Company *		753,161	753,161
				4,364,940	14,137,482	18,502,422
			FINANCE - INSURANCE — 1.6%
	2,525	2,525	The Allstate Corporation *		164,403	164,403
45,000		45,000	Arthur J. Gallagher & Co.	1,329,750		1,329,750
				1,329,750	164,403	1,494,153
			FINANCE - SERVICES — 1.9%
10,000		10,000	Legg Mason, Inc,	950,500		950,500
4,000		4,000	Student Loan Corporation (The)	829,200		829,200
				1,779,700		1,779,700

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Ave Maria Fund Number of Shares	Catholic Equity Fund Number of Shares	Proforma Combined Number of Shares	Ave Maria Fund Market Value	Catholic Equity Fund Market Value	Proforma Combined Market Value
			HEALTHCARE — 11.2%
	10,405	10,405	Abbott Laboratories *		506,828	506,828
	4,660	4,660	Aetna Inc. *		201,219	201,219
	1,164	1,164	Amgen Inc. (a) *		79,513	79,513
	9,265	9,265	Baxter International Inc. *		429,803	429,803
13,500		13,500	Beckman Coulter, Inc.	807,300		807,300
8,000		8,000	Becton, Dickinson & Company	561,200		561,200
	3,570	3,570	Biovail Corp. (b) *		75,541	75,541
	7,430	7,430	Boston Scientific Corporation (a) *		127,647	127,647
	9,955	9,955	Bristol-Myers Squibb Company *		262,016	262,016
	760	760	Cardinal Health, Inc. *		48,967	48,967
	1,445	1,445	Caremark Rx, Inc. (a)		82,524	82,524
	100	100	CIGNA Corporation *		13,157	13,157
	1,815	1,815	Dade Behring Holdings, Inc.		72,255	72,255
	9,550	9,550	Eli Lilly and Company *		497,555	497,555
	1,036	1,036	Genentech, Inc. (a) *		84,051	84,051
	2,970	2,970	Gilead Sciences, Inc. (a) *		192,842	192,842
	21,130	21,130	Johnson & Johnson *		1,395,003	1,395,003
	6,240	6,240	King Pharmaceuticals, Inc. (a) *		99,341	99,341
	4,520	4,520	Laboratory Corporation of America Holdings (a)		332,084	332,084
20,000		20,000	Manor Care, Inc.	938,400		938,400
	1,435	1,435	McKesson Corporation *		72,754	72,754
	9,440	9,440	Medtronic, Inc. *		505,134	505,134
	18,970	18,970	Merck & Co. Inc. *		827,092	827,092
	6,015	6,015	Schering-Plough Corporation *		142,195	142,195
20,000		20,000	Stryker Corporation	1,102,200		1,102,200
	4,900	4,900	Thermo Electron Corporation (a)		221,921	221,921
	4,060	4,060	UnitedHealth Group Incorporated *		218,144	218,144
	4,390	4,390	WellPoint Inc. (a) *		345,449	345,449
	10,510	10,510	Wyeth *		535,169	535,169
				3,409,100	7,368,204	10,777,304
			INDUSTRIAL PRODUCTS & SERVICES — 14.1%
	5,305	5,305	The Boeing Company *		471,296	471,296
	3,330	3,330	Burlington Northern Santa Fe Corporation		245,787	245,787
15,000		15,000	Caterpillar Inc.	919,950		919,950
	590	590	Continental Airlines, Inc. (a) *		24,338	24,338
	2,615	2,615	Crane Co.		95,814	95,814
	11,890	11,890	CSX Corporation		409,373	409,373
	1,980	1,980	Emerson Electric Co. *		87,298	87,298
	690	690	FedEx Corp. *		74,948	74,948
	66,210	66,210	General Electric Company *		2,463,674	2,463,674
15,000		15,000	Graco, Inc.	594,300		594,300
75,000		75,000	Gentex Corporation	1,167,000		1,167,000
25,000		25,000	Genuine Parts Company	1,185,750		1,185,750
	3,470	3,470	Honeywell International Inc. *		156,983	156,983
12,000		12,000	Johnson Controls, Inc.	1,031,040		1,031,040
	3,870	3,870	Norfolk Southern Corporation		194,622	194,622

SAI-11

Ave Maria Fund Number of Shares	Catholic Equity Fund Number of Shares	Proforma Combined Number of Shares	Ave Maria Fund Market Value	Catholic Equity Fund Market Value	Proforma Combined Market Value
65,000		65,000	RPM International Inc.	1,357,850		1,357,850
	1,490	1,490	Ryder System, Inc. *		76,079	76,079
	7,725	7,725	SPX Corp.		472,461	472,461
20,000		20,000	Stanley Works (The)	1,005,800		1,005,800
	4,460	4,460	Textron Inc. *		418,214	418,214
	4,935	4,935	United Technologies Corporation		308,536	308,536
7000		7,000	W.W. Grainger, Inc.	489580		489,580
	10,410	10,410	Waste Management, Inc.		382,776	382,776
				7,751,270	5,882,199	13,633,469
			MATERIALS — 2.5%
	2,550	2,550	Alpha Natural Resources, Inc. (a)		36,286	36,286
	1,880	1,880	E.I. du Pont de Nemours and Company *		91,575	91,575
	3,495	3,495	Goldcorp, Inc. (b) *		99,398	99,398
	4,660	4,660	HB Fuller Co.		120,321	120,321
	8,430	8,430	Hercules Incorporated (a)		162,783	162,783
	15,790	15,790	International Paper Company *		538,439	538,439
	2,700	2,700	Pactiv Corporation (a)		96,363	96,363
	2,180	2,180	Phelps Dodge Corporation *		260,990	260,990
	6,690	6,690	PPG Industries, Inc.		429,565	429,565
	2,985	2,985	Praxair, Inc.		177,100	177,100
	6,600	6,600	Sonoco Products Co.		251,196	251,196
	3,550	3,550	Temple-Inland Inc.		163,407	163,407
					2,427,423	2,427,423
			PRINTING & PUBLISHING — 0.6%
15,000		15,000	R.R. Donnelley & Sons Company	533,100		533,100

			TECHNOLOGY — 9.7%
	4,630	4,630	Advanced Micro Devices, Inc. (a) *		94,220	94,220
3,500		3,500	Alltel Corporation	211,680		211,680
	5,415	5,415	Apple Computer, Inc. (a) *		459,409	459,409
	10,110	10,110	Applied Materials, Inc. *		186,529	186,529
	8,780	8,780	Cadence Design Systems, Inc. (a) *		157,250	157,250
	10,610	10,610	Celestica, Inc. (a) (b) *		82,864	82,864
	6,840	6,840	Ceridian Corp. (a) *		191,383	191,383
	34,180	34,180	Cisco Systems, Inc. (a) *		934,139	934,139
	3,030	3,030	Computer Sciences Corporation (a)		161,711	161,711
	6,940	6,940	Corning Incorporated (a) *		129,847	129,847
	1,980	1,980	Digital River, Inc. (a)		110,464	110,464
	2,755	2,755	Earthlink, Inc. (a) *		19,560	19,560
	8,625	8,625	Electronic Data Systems Corporation *		237,619	237,619
	11,120	11,120	EMC Corporation (a) *		146,784	146,784
	1,167	1,167	Google, Inc. (a) *		537,380	537,380
	24,304	24,304	Hewlett-Packard Company *		1,001,082	1,001,082
	35,480	35,480	Intel Corporation *		718,470	718,470
	5,440	5,440	Lexmark International, Inc. (a) *		398,208	398,208
	52,700	52,700	Microsoft Corporation *		1,573,622	1,573,622

SAI-12

Ave Maria Fund Number of Shares	Catholic Equity Fund Number of Shares	Proforma Combined Number of Shares	Ave Maria Fund Market Value	Catholic Equity Fund Market Value	Proforma Combined Market Value
	12,120	12,120	Motorola, Inc. *		249,187	249,187
	5,450	5,450	NCR Corporation (a) *		233,042	233,042
	35,763	35,763	ON Semiconductor Corp. (a)		270,726	270,726
	30,585	30,585	Oracle Corporation (a) *		524,227	524,227
	925	925	Research In Motion Ltd. (a) (b) *		118,196	118,196
	1,530	1,530	Salesforce.com, Inc. (a)		55,769	55,769
	7,435	7,435	Sybase, Inc. (a) *		183,645	183,645
	14,970	14,970	Vishay Intertechnology, Inc. (a)		202,694	202,694
	4,960	4,960	Western Digital Corp. (a)		101,482	101,482
	1,780	1,780	Western Union Co.		39,908	39,908
				211,680	9,119,417	9,331,097
			TELECOMMUNICATION SERVICES — 3.4%
	25,600	25,600	At&t, Inc. *		915,200	915,200
	15,805	15,805	BellSouth Corporation *		744,574	744,574
	7,615	7,615	Qwest Communications International Inc. (a) *		63,738	63,738
	46,563	46,563	Sprint Corporation *		879,575	879,575
	2,480	2,480	Telephone & Data Systems, Inc.		134,738	134,738
	14,772	14,772	Verizon Communications Inc. *		550,109	550,109
					3,287,934	3,287,934
			UTILITIES — 2.4%
	2,580	2,580	Duke Energy Corp New *		85,682	85,682
	73	73	Dynegy Inc. - Class A (a)		529	529
	3,440	3,440	Edison International *		156,451	156,451
18,000		18,000	FPL Group, Inc.	979,560		979,560
	6,905	6,905	FirstEnergy Corp.		416,371	416,371
	5,450	5,450	NSTAR		187,262	187,262
	5,830	5,830	PG&E Corporation *		275,934	275,934
	12,100	12,100	TECO Energy, Inc.		208,483	208,483
				979,560	1,330,712	2,310,272

			TOTAL COMMON STOCKS (Cost $81,826,580)	$33,560,520	$62,027,163	$95,587,683

			CASH EQUIVALENTS — 1.2%

1,104,702		1,104,702	Federated Treasury Obligations Money Market Fund	$1,104,702	$-	$1,104,702
	89,642	89,642	First American Prime Obligations *		89,642	89,642
			TOTAL CASH EQUIVALENTS (Cost $1,194,344)	1,104,702	89,642	1,194,344

			TOTAL INVESTMENTS AT MARKET VALUE — 100.4%	$34,665,222	$62,116,805	$96,782,027
			(Cost $83,020,924)

			LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4%)	(434,917)	31,437	(403,480)

			NET ASSETS — 100.0%	$34,230,305	$62,148,242	$96,378,547

*
Securities that will be disposed of as a result of the fact that they do not meet the Catholic values screen of the Ave Maria Rising Dividend Fund. All of the securities that will be disposed of as a result of the fact that such securities do not meet the Ave Maria Rising Dividend Fund’s Catholic values screen will be sold in an orderly and prudent manner prior to the consummation of the Reorganization.

SAI-13

(a)	Non-income producing security.

(b)	Foreign-issued security.

The Catholic Equity Fund
Schedule of Futures Contracts
December 31, 2006 (Unaudited)

		Unrealized
Futures Contracts Purchased	Contracts	Appreciation

S&P 500 Index E-mini Futures Contracts Expiring
March 2007 * (Underlying Face Amount at
Market Value $71,420)	1	$370
Total Futures Contracts Purchased		$370

*
Securities that will be disposed of as a result of the fact that they do not meet the Catholic values screen of the Ave Maria Rising Dividend Fund. All of the securities that will be disposed of as a result of the fact that such securities do not meet the Ave Maria Rising Dividend Fund’s Catholic values screen will be sold in an orderly and prudent manner prior to the consummation of the Reorganization.

SAI-14

Notes to Combining Pro Forma Financial Statements of
Ave Maria Rising Dividend Fund and The Catholic Equity Fund
December 31, 2006
(Unaudited)

1. Description of the Fund and Basis of Combination

The Ave Maria Rising Dividend Fund (the "Ave Maria Fund") is a separate, diversified series of the Schwartz Investment Trust (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of The Catholic Equity Fund (the "Equity Fund"), a series of The Catholic Funds, Inc., by the Ave Maria Fund as if such acquisition had taken place as of and for the year ended December 31, 2006. These statements have been derived from books and records utilized in calculating daily net asset value at December 31, 2006.

On the pro forma statement of operations, certain combined expenses have been adjusted to eliminate redundant charges and to reflect anticipated contractual changes. Schwartz Investment Counsel, Inc., the investment adviser for the Ave Maria Fund, has contractually agreed to reduce a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Fund do not exceed 1.25% until at least May 1, 2010. The pro forma combined statement of operations has been adjusted accordingly.

Under the terms of the Agreement and Plan of Reorganization (the “Plan”), the combination of the Equity Fund and the Ave Maria Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The reorganization involves the transfer of substantially all of the assets and stated liabilities of the Equity Fund to the Ave Maria Fund in exchange for shares of common stock of the Ave Maria Fund, and the pro rata distribution of such shares of the Ave Maria Fund to the shareholders of the Equity Fund, as provided in the Plan. Shareholders of all share classes of the Equity Fund would receive the single class of shares of the Ave Maria Fund. Following the reorganization, the Ave Maria Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The reorganization is intended to qualify as a tax-free reorganization so that shareholders of the Equity Fund will not recognize any gain or loss through the exchange of shares in the reorganization.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Ave Maria Fund and the Equity Fund included in Ave Maria Fund’s annual report dated December 31, 2006 and the annual report of the Equity Fund dated September 30, 2006.

SAI-15

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Equity Fund by the Ave Maria Fund had taken place as of December 31, 2006.

2. Portfolio Valuation

 Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

3. Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Ave Maria Fund intends to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provision available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

4. Capital Shares

The share reconciliation includes a decrease in the combined shares outstanding due to the fact that, at December 31, 2006, the net asset value per share of the Ave Maria Rising Dividend Fund ($12.08) was higher than the Catholic Equity Fund Class A ($11.49), Class D ($10.88) and Class I ($11.50). The pro forma number of shares outstanding consists of the following:

	Shares Outstanding At December 31, 2006	Additional Shares Issued in the Reorganization	Pro Forma Shares at December 31, 2006
Ave Maria Rising Dividend Fund	2,902,503	5,144,722	8,047,225

SAI-16

5. Merger Costs

Under the terms of the Agreement and Plan of Reorganization, each fund agreed that it will bear its own expenses incurred in connection with the reorganization, including any legal and accounting and financial advisers' fees. However, the funds' advisers have agreed to pay for all of the funds' costs associated with the reorganization, including the costs, fees and expenses of filing the Registration Statement, printing and mailing the Proxy Statement/Prospectus and related proxy materials, soliciting the approval of the Catholic Equity Fund shareholders and conducting the meeting, and to pay the legal and accounting fees incurred by the Catholic Equity Fund and the Trust in connection with the reorganization.

SAI-17